-------------------------
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       As filed with the Securities and Exchange Commission on May 2, 2000


                         File Nos. 33-49570 and 811-6742

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 21


                                       AND

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 22


                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                            David I. Goldstein, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

-------------------------------------------------------------------------------

It is proposed that this filing become effective:


         immediately upon filing pursuant to Rule 485, paragraph (b) on ________________ pursuant to Rule 485, paragraph (b)
 X       60 days after filing pursuant to Rule 485,  paragraph (a)(1)
         on ________________  pursuant to Rule 485, paragraph  (a)(1)
         75 days after filing pursuant to Rule 485,  paragraph (a)(2)
         on ________________  pursuant to Rule 485, paragraph (a)(2)

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         Title of Securities Being Registered: [New Class] Shares of Cash Fund. The Fund is structured as a master-feeder fund. This amendment is also executed by Core Trust (Delaware).

                                               PROSPECTUS

                                               July 1, 2000










A MONEY MARKET FUND THAT SEEKS                 NEW CLASS SHARES
TO NEW CLASS SHARES  PROVIDE
HIGH CURRENT  INCOME TO THE EXTENT             CASH FUND
CONSISTENT  WITH THE CASH FUND
PRESERVATION  OF CAPITAL  AND THE
MAINTENANCE OF LIQUIDITY.



-------------------------------------------------------------------------------------------------------------------------------

                                                      TABLE OF CONTENTS

Summary...................................................       Your Account................................................
Performance...............................................       Other Information...........................................
Fee Tables................................................       Financial Highlights........................................
Management................................................       For More Information........................................

-------------------------------------------------------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NEW CLASS SHARES OF CASH FUND ARE DESIGNED TO REPLICATE A STANDARD FINANCIAL INSTITUTION CHECKING ACCOUNT. THIS INCLUDES CERTAIN EXPENSES THAT MAKE NEW CLASS SHARES INAPPROPRIATE FOR YOU IF YOU DO NOT INTEND TO USE YOUR ACCOUNT FOR THAT PURPOSE.

SUMMARY
DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to the other party at an agreed-upon date and at a price reflecting a market rate of interest

This Prospectus offers New Class Shares of Cash Fund (the "Fund"). New Class Shares have a $10,000 minimum initial investment.

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a diversified  portfolio of Money Market  Securities  and:
o seeks to  maintain  a stable  net asset  value of $1.00  per share
o invests  in securities  with  remaining  maturities of 397 days or less
o maintains a dollar weighted average maturity of its investments of 90 days or less.

The Fund invests substantially all of its assets in Cash Portfolio, another mutual fund (the "Portfolio") which has the same investment objective and substantially similar investment policies. The Portfolio and its primary investments are:

                                  PRIMARY INVESTMENTS
             A broad spectrum of Money Market Securities including:
             o securities issued by financial institutions, such as certificates of deposit, bankers' acceptances and time deposits
             o securities issued by domestic companies, such as commercial paper
             o Government Securities
             o Repurchase Agreements


The investment adviser for the Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of the Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio
     o the security subsequently fails to meet the Adviser's investment criteria
     o funds are needed for another purpose

--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program. The principal risks of investing in the Fund are described below. These risks can result in a decrease in the value of a security or all the securities owned by the Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

You should not invest in the Fund unless you intend to use the checkwriting privileges.

INTEREST RATE RISK Interest rates affect the value of the Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by the Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund's New Class Shares by showing changes in performance from year to year and investment returns. Because New Class Shares of Cash Fund have operated less than a year, the information provided below is for Cash Fund's Investor Shares. The returns for New Class Shares will be lower than those of Investor Shares because of the higher expenses of New Class Shares. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated.

YEAR ENDED 12/31


CASH FUND


Best Quarter:         1.24% (quarter ended 12/31/97)

Worst Quarter:        0.95% (quarter ended 3/31/99)

[EDGAR Representation of Bar Chart]

1996      4.78%
1997      4.90%
1998      4.87%
1999      4.49%

The following table lists the average annual total return for the Fund as of December 31, 1999.

            ONE YEAR        FIVE YEARS      SINCE INCEPTION       INCEPTION DATE
CASH FUND     4.49%             N/A              4.83%                6/16/95

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in New Class Shares. Expenses are estimated for the fiscal year ending August 31, [2000]. Expenses are stated as a percentage of average net assets. There are no charges for purchasing or redeeming Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)

Management Fees(2)                                                  0.13%
Distribution (Rule 12b-1) Fees                                      0.75%
Other Expenses                                                      0.82%
Total Annual Fund Operating Expenses(3)                             1.70%

(1) The Fund's expenses include its pro-rata share of the expenses of the Portfolio.
(2)  Includes all investment advisory and administration fees.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in New Class Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

               ONE YEAR          THREE YEARS         FIVE YEARS        TEN YEARS
CASH FUND       $ 158               $ 490               $ 845           $ 1,845


MANAGEMENT

The Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

The Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser's primary business is fixed income investment management and, in addition to the Portfolio, advises two other money market funds and five taxable and tax-free bond funds. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board.

The Adviser makes investment decisions for the Portfolio. During the Fund's last fiscal year, the advisory fees paid to the Adviser for the Portfolio were 0.03% of the Portfolio's average daily net assets.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to the Fund. As of June 30, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $[94] billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares.

The Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor 0.75% of the average daily net assets of New Class Shares for the sale and distribution of the shares. The Fund has also entered into a shareholder service agreement under which the Fund pays 0.25% of the average daily net assets of New Class shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers invested in New Class Shares. Because New Class Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

The Fund pays for all of its expenses. Expenses of New Class Shares include the Shares' own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses. Any fee waiver or expense reimbursement increases investment performance for the period during which the waiver or reimbursement is in effect.


YOUR ACCOUNT

HOW TO CONTACT THE FUND

You may either contact the Trust or your financial intermediary for an account application or for further information regarding the Fund.

 WRITE TO US AT:                     WIRE INVESTMENTS TO US AT:
      Monarch Funds                       Imperial Bank
      P.O. Box 446                        ABA #122201444
      Portland, Maine 04112               FOR CREDIT TO:
                                              Forum Shareholder Services, LLC
                                              Account # 09075-933
 TELEPHONE US AT:                             Cash Fund - New Class Shares
      (800) 754-8757                          (Your Name)
                                              (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by the Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


     ORDER MUST BE RECEIVED BY:                PAYMENT MUST BE RECEIVED BY:
     11:00 a.m., Pacific time                    1:00 p.m., Pacific time

On days that the Board Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, the Portfolio values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint and gifts or transfers to minors accounts, the check must be made payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, the check must be made payable on its face to "Monarch Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM  INVESTMENT  The  minimum  initial  investment  in New  Class  Shares is
$10,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:             o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole             required to sign exactly as their names appear on the
proprietorship accounts.  Joint accounts can have two or more        account.
owners.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA):                     o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a            custodial account under the UGMA or the UTMA.
child and obtain tax benefits.                                  o    The custodian must sign instructions in a manner
                                                                     indicating custodial capacity.
BUSINESS ENTITIES                                               o    Submit a Corporate/Organization Resolution form
                                                                     or similar document.
TRUSTS                                                          o    The trust must be established before an account
                                                                     can be opened.
                                                                o    Submit a Corporate/Organization Resolution
                                                                     form or similar document.

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR  ACCOUNT
BY CHECK                                                        BY CHECK
o    Call or write us for an  account  application  and/or a    o     Fill out an investment slip from a confirmation
     Corporate/Organization Resolution form.                          or write us a letter.
o    Complete the application.                                  o     Write your account number on your check.
o    Mail us your application and a check.                      o     Mail us the slip (or your letter) and the check.
BY WIRE                                                         BY WIRE
o    Call or write us for an account application and/or a       o     Call to notify us of your incoming wire.
     Corporate/Organization Resolution form.                    o     Instruct your bank to wire your money to us.
o    Complete the application.
o    Call us and we will assign you an account number.
o    Mail us your application.
o    Instruct your bank to wire your money to us.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations.

SELLING SHARES

Generally, the Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    Cash Fund - New Class Shares
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds.
o    Obtain a signature guarantee (if required).
o    Obtain other documentation (if required).
o    Mail us your request and documentation.
BY WIRE
o Wire redemptions are only available if your redemption is for $[______] or more and you did not decline wire redemption privileges on your account application.
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail").
BY CHECK
o    Write a check against your account balance (See "Check Writing
     Privileges").
o Your investment will continue to earn distributions until your check is presented to the Fund for payment.
BY  TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification.
o    Redemption proceeds will be:
     o    Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire").

CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Fund against your account balance. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $[5,000]. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or other time as may be determined), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Specific requirements are listed in the SAI or may be obtained by calling the Transfer Agent.

SMALL ACCOUNTS If the value of your account falls below $10,000, the Fund may ask you to increase your balance. If the account value is still below $10,000 after 60 days, the Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Fund and Portfolio operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolio may hold cash in any amount. The Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

The Fund is a "gateway" fund in a "Core and Gateway" structure. The Fund invests substantially all of its assets in the Portfolio, which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. The Fund may withdraw its entire investment from the Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of the Portfolio and meets periodically to review the Portfolio's performance, monitor investment activities and practices and discuss other matters affecting the Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to New Class Shares, the Fund offers Universal Shares, Institutional Shares and Investor shares. You may obtain prospectuses describing these classes of shares from the Fund's distributor by contacting the Transfer Agent. Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Investor Shares are sold to ___________________________. Each class has different fees and investment minimums.

DISTRIBUTIONS

The Fund declares distributions from net investment income daily and pays those distributions monthly. In addition, the Fund pays capital gain distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. The Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because New Class Shares have not been offered prior to the date of this prospectus.

                              FOR MORE INFORMATION

            The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund's investments are available in the Fund's
                annual and semi-annual reports to shareholders.                         NEW CLASS SHARES

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                              CASH FUND
 The SAI provides more detailed  information  about the Fund and is incorporated by reference into this Prospectus.



                               CONTACTING THE FUND
You can get a free copy of reports to shareholders and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757
                                 (207) 879-0001


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
     You can also review the Fund's reports (when available) and SAI at the
         Public Reference Room of the Securities and Exchange Commission
      ("SEC"). You can get copies, for a fee, by writing to the following:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

     The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Free copies of the reports to shareholders and the SAI are available from the SEC's Internet Web Site at http://www.sec.gov.

                                                                                       Two Portland Square
                                                                                      Portland, Maine 04101
                                                                                         (800) 754-8757

                          Investment Company Act File
                                  No. 811-6742

                                             STATEMENT OF ADDITIONAL INFORMATION

                                             July 1, 2000











FUND INFORMATION:                                CASH FUND

Two Portland Square                              NEW CLASS SHARES
Portland, Maine 04101
(800) 754-8757


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757









This Statement of Additional Information or "SAI" supplements the Prospectus dated July 1, 2000, as may be amended from time to time, offering New Class
Shares of Cash Fund. This SAI is not a prospectus and should only be read in conjunction with the prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Certain information about the Fund is included in the prospectus and the Annual Report to shareholders, and is incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.







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TABLE OF CONTENTS

Glossary........................................................................

Core and Gateway(R)Structure....................................................

Investment Policies and Risks...................................................

Investment Limitations..........................................................

Investments by Financial Institutions...........................................

Performance Data and Advertising................................................

Management......................................................................

Portfolio Transactions..........................................................

Purchase and Redemption Information.............................................

Taxation........................................................................

Other Matters...................................................................

Appendix A - Description of Certain Securities Ratings..........................

Appendix B - Performance Data...................................................

Appendix C - Miscellaneous Tables...............................................





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GLOSSARY
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"Adviser" means Forum Investment Advisors, LLC.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Core Trust" means Core Trust (Delaware).

"Core Trust Board" means the Board of Trustees of Core Trust.

"Custodian" means the custodian of the Fund's assets.

"FAcS" means Forum Accounting Services, LLC, fund accountant of the Fund.

"FAdS" means Forum Administrative Services, LLC, administrator of the Fund.

"FFS" means Forum Fund Services, LLC, distributor of the Fund's shares.

"FSS" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of the Fund.

 "Fund" means Cash Fund.

"Fitch" means Fitch IBCA, Inc.

"Government  Securities"  means  securities  issued  or  guaranteed  by the U.S.
 Government, its agencies or instrumentalities (See prospectus).

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share (See prospectus).

"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means Cash Portfolio, a series of Core Trust.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P"  means  Standard  & Poor's  Corporation,  a Division  of the  McGraw  Hill
 Companies.

"Treasury Securities" means securities issued or guaranteed by the U.S. Treasury
 (See prospectus).

"Trust" means Monarch Funds.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.



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CORE AND GATEWAY(R) STRUCTURE
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The Fund is a  "gateway"  fund in a Core and  Gateway(R)  structure.  Under this structure the Fund invests substantially all of its assets in Cash Portfolio, a separate Portfolio of Core Trust, another open-end, management investment company with an identical investment objective and substantially similar investment policies as the Fund.

                   CONSIDERATIONS OF INVESTING IN A PORTFOLIO

The Fund's investment in the Portfolio may be affected by the actions of other investors in the Portfolio. The Fund may withdraw its entire investment from the Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

                             ADDITIONAL INFORMATION

Each class of the Fund (and any other investment company that invests in the Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information concerning any other investment companies that invest in the Portfolio, investors may contact FFS at 800-754-8757.

INVESTMENT POLICIES AND RISKS
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The following discussion  supplements the disclosure in the prospectus about the
Fund's investment objective, principal investment strategies and principal risks. Unless otherwise indicated below, the discussion of the investment policies of the Fund also refers to the investment policies of the Portfolio in which the Fund invests.

                                  SEC RULE 2A-7

Under Rule 2a-7, the Portfolio normally must invest at least 95% of its total assets in securities that are rated in the highest short-term rating category (by NRSROs such as S&P) for debt obligations, or are unrated and determined to be of comparable quality.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a Repurchase Agreement having a duration of greater than 397 days, will limit portfolio investments, including Repurchase Agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

                          SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Portfolio may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not


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evaluate the risks of  fluctuations in market value.  Also,  rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Unrated securities may not be as actively traded as rated securities. The Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interests of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

                                  GENERAL RISKS

INTEREST RATE RISK

Changes in interest rates affect the market value of the interest-bearing fixed income securities held by the Portfolio. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK

The Portfolio's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Portfolio holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, the Portfolio only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

ASSET BACKED SECURITIES

The value of asset backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize asset backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset backed securities by borrowers or foreclosures on the borrowers affect the average life of asset backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and the Portfolio may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Portfolio's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset backed security will influence the yield of that security and the Portfolio's yield. To the extent that the Portfolio purchases asset backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

                             FIXED INCOME SECURITIES

VARIABLE AND FLOATING RATE SECURITIES

The Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

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The Portfolio  will only purchase  variable or floating rate  securities,  whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7, the Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain Government Securities.

The Portfolio may purchase variable and floating rate corporate master notes and similar securities. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. You may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET BACKED SECURITIES

The Portfolio may purchase adjustable rate mortgage or other asset backed securities (such as Small Business Association securities) that are Government Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of asset backed securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, the Portfolio could suffer principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

COLLATERALIZED MORTGAGE OBLIGATIONS

The Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

SMALL BUSINESS ADMINISTRATION SECURITIES

Small Business Administration securities ("SBA") are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. The Portfolio may not purchase an SBA security if, immediately after the purchase, (1) the Portfolio would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Portfolio's net assets.

                                       5
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FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES

The Portfolio currently may not purchase any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolio from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

                              REPURCHASE AGREEMENTS

GENERAL

The Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolio's custodian, subcustodian or other third party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Portfolio to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Portfolio may have difficulties in exercising its rights to the underlying securities. The Portfolio may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security purchased by the Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Portfolio will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

                                    BORROWING

GENERAL

The Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Portfolio's total assets. The Portfolio may borrow money for other purposes so long as such borrowings do not exceed 5% of the Portfolio's total assets. The purchase of securities is prohibited if the Portfolio's borrowing exceeds 5% or more of its total assets.

RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

                             WHEN-ISSUED SECURITIES

GENERAL

The Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio


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will record the transaction as a purchase and thereafter  reflect the value each day of such securities in determining its net asset value.

RISKS

At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables the Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by the Portfolio on a when-issued or delayed delivery basis may result in a loss to the Portfolio or a missed opportunity to make an alternative investment.

                               ILLIQUID SECURITIES

GENERAL

The Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market. Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

                                    YEAR 2000

The date change transition to the Year 2000 prompted concern that certain computer systems may not process date-related information properly on and after January 1, 2000. The Adviser and the Fund's administrator have addressed and continue to monitor this Year 2000 issue and its possible impact on their systems. The Fund's other service providers have informed the Fund that they are taking similar measures. Services provided to the Fund or any companies in which it invests could still be adversely affected by a computer's failure to accurately process date related information and, therefore, may lower the value of your shares. While no adverse consequences have yet arisen, or have been reported to the Adviser or the Fund's administrator, there is still the possibility that certain computer systems may not be able to process date-related information at some point during the year.

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INVESTMENT LIMITATIONS
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The Fund has adopted the same  investment  limitations as the Portfolio in which it invests. The investment objective of the Portfolio and Fund is fundamental. The Portfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Portfolio or Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objective, policies and restrictions as the Fund or Portfolio, as applicable.

A fundamental policy of the Portfolio or Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund (or interests in case of the Portfolio); or (2) 67 % of the shares of the Fund (or interests of the Portfolio) present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund (or interests of the Portfolio) are present or represented. The Board may change a nonfundamental policy of the Fund without shareholder approval and the Core Trust Board may change a nonfundamental policy of the Portfolio without interestholder consent.

For purposes of all investment policies of the Portfolio or Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Portfolio or Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Portfolio or Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

                             FUNDAMENTAL LIMITATIONS

The Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.


COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional classes that the Core Trust Board may establish.

LENDING Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

                           NONFUNDAMENTAL LIMITATIONS

The Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

                                PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").
     o    The performance of other mutual funds.
     o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Funds' performance will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for the Fund.

SEC YIELD

Yield quotations for the Fund will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of the Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, assuming that all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending  redeemable value:  ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-to-year results.


OTHER MEASURES OF TOTAL RETURN Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

The Fund may quote unaveraged or cumulative total returns that reflect the Fund's performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

                                  OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) biographical descriptions of the Portfolio's portfolio manager and the portfolio management staff of the Portfolio's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (9) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, the Fund may provide "shareholder letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund.

NAME, DATE OF                        POSITION          PRINCIPAL OCCUPATION(S) DURING
BIRTH AND ADDRESS                    WITH THE TRUST    PAST 5 YEARS
 .................................... ................. .....................................................................
John Y. Keffer*                      Chairman and      Member and Director, Forum Financial Group, LLC (a mutual fund
  Born:  July 15, 1942               President         services holding company)
  Two Portland Square                                  Director, Forum Fund Services, LLC (Trust's underwriter)
  Portland, Maine 04101                                Officer of six other investment companies for which Forum Financial
                                                       Group, LLC provides services
 .................................... ................. .....................................................................
Maurice J. DeWald                    Trustee           Chairman and CEO, Verity Financial Group (financial advisory firm)
  Born:  March 20, 1940                                Director, Tenet Healthcare Corporation
  19200 Von Karman Avenue                              Director, Dai-Ichi Kangyo Bank
  Suite 400                                            Director, ARV Assisted Living, Inc., since November 1995
  Irvine, California 92612                             Director, Advanced Materials Group, Inc. since January 1998
 .................................... ................. .....................................................................

                                       11

NAME, DATE OF                        POSITION          PRINCIPAL OCCUPATION(S) DURING
BIRTH AND ADDRESS                    WITH THE TRUST    PAST 5 YEARS
 .................................... ................. .....................................................................
Rudolph I. Estrada                   Trustee           President and Chief Executive Officer of Summit Group (banking and
  Born:  February 28, 1948                             business consulting company)
  625 Fair Oaks Ave., Suite 101                        Professor (Adjunct), Finance and Management, California State
  South Pasadena, CA 91030                             University Director, Pacific Crest Bank Director,  Tel  Star
                                                       Communication  Systems since June 1998
                                                       Director, Uniboz  since  March 2000 (telecommunications
                                                       company)
                                                       Director, e-Diva.com  since  March 2000 (technology company)
 .................................... ................. .....................................................................
Christine M. McCarthy                Trustee           Senior Vice President and Treasurer, The Walt Disney Company since
  Born:  June 24, 1955                                 December 1999
  500 S. Buena Vista Boulevard                         Executive Vice President and CFO, Imperial Bank/Imperial Bancorp
  Burbank, California 91521                            April 1997 to December 1999
                                                       Executive Vice President, First Interstate Bancorp prior to April
                                      1997
 .................................... ................. .....................................................................
Robert M. Franko                     Trustee           President, Generations Trust Bank, N.A. since August 1999
  Born:                                                President, Imperial Financial Group, Inc.- February 1997 - August
  111 West Ocean Boulevard                             1999
  23rd Floor                                           Chairman, Imperial Trust Company - March 1995- August 1999
  P.O. Box 1070                                        President, Imperial Trust Company - February 1997- September 1998
  Long Beach, CA 90802                                 Executive Vice President and CEO of Imperial Bank/Imperial Bancorp
                                                       - February 1995- April 1997
 .................................... ................. .....................................................................
Jack J. Singer                       Trustee           Senior Vice President and Investment Department Manager, Imperial
  Born:  May 24, 1944                                  Bank
  9920 S. LaCienega Boulevard                          President, Imperial Securities Corp.
  Inglewood, California 90301                          Chairman and President, Imperial Asset Management since November
                                      1997
 .................................... ................. .....................................................................
David I. Goldstein                   Vice President    General Counsel, Forum Financial Group, LLC
  Born:  August 3, 1961                                Officer of five other investment companies for which Forum
  Two Portland Square                                  Financial Group, LLC provides services
  Portland, Maine 04101
 .................................... ................. .....................................................................
Anthony R. Fischer, Jr.              Vice President    Portfolio Manager, Forum Investment Advisors, LLC since 1998
  Born:  April 15, 1948                                President, Linden Asset Management, Inc. prior to 1998
  Two Portland Square
  Portland, Maine 04101
 .................................... ................. .....................................................................
Ronald H. Hirsch                     Treasurer         Managing Director, Operations and Sales, Forum Financial Group, LLC
  Born:  October 14, 1943                              since 1999
  Two Portland Square                                  Member of the Board, Citibank Germany 1991-1998
  Portland, Maine 04101                                Officer of six other investment companies for which Forum Financial
                                                       Group, LLC provides services
 .................................... ................. .....................................................................
Beth P. Hanson                       Vice President    Senior Manager of Fund Administration, Forum Financial Group, LLC
  Born:  July 15, 1966               and Assistant     since 1995
  Two Portland Square                Secretary         English Language Instructor, Overseas Training Center, Inc. (Osaka,
  Portland, Maine 04101                                Japan) prior thereto
 .................................... ................. .....................................................................
Don L. Evans                         Secretary         Counsel,  Forum Financial  Group,  LLC since 1995
  Born: August 12,  1948                               Associate,  Weiner & Strother  (law  firm),  1994 - 1995
  Two Portland  Square                                 Officer of two other investment companies for which Forum Financial
  Portland, Maine 04101                                Group, LLC provides services.

COMPENSATION OF TRUSTEES AND OFFICERS

As of April 12, 2000, each Trustee of the Trust is paid a quarterly retainer of $1,500. In addition, each Trustee is paid $1,500 for each Board meeting attended (whether in person or by telephone) and $500 for each Nominating or Audit Committee meeting attended (whether in person or by telephone). Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending meetings of the Board. Messrs. Keffer and Singer and Ms. McCarthy have not in the past accepted any fees (other than reimbursement for travel and related expenses) for their services as Trustees.

The following table sets forth the fees paid to each Trustee by the Trust and the Fund Complex for the fiscal year ended August 31, 1999.

                                                        COMPENSATION                        TOTAL COMPENSATION FROM
TRUSTEE                                                  FROM TRUST                         TRUST AND FUND COMPLEX
 .......................................... ........................................ ........................................
Maurice J. DeWald                                          $12,000                                  $12,000
 .......................................... ........................................ ........................................
Rudolph I. Estrada                                         $12,000                                  $12,000
 .......................................... ........................................ ........................................
Robert M. Franko                                           $12,000                                  $12,000

TRUSTEES AND OFFICERS OF CORE TRUST

The names of the Trustees and officers of Core Trust, their position with Core Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk (*). The Core Trust Board formulates the general policies of the Portfolio and meets periodically to review the Portfolio's performance, monitor investment activities and practices and discuss other matters affecting the Portfolio.

NAME, DATE OF                        POSITION             PRINCIPAL OCCUPATION(S) DURING
BIRTH AND ADDRESS                    WITH THE TRUST       PAST 5 YEARS
 .................................... .................... .................................................................
John Y. Keffer*                      Chairman and
                                     President
 .................................... .................... .................................................................
  Born:  February 15, 1943                                Visiting Professor of Economics, Athens University of Economics
  Department of Economics                                 and Business 1998 - 1999
  University of California                                Trustee of one other investment company for which Forum
  Los Angeles, CA 90024                                   Financial Group, LLC provides services
 .................................... .................... .................................................................
James C. Cheng                       Trustee              President, Technology Marketing Associates
  Born:  July 26, 1942                                    (marketing company for small and medium size businesses in New
  27 Temple Street                                        England)
  Belmont, MA 02718                                       Trustee of one other investment company for which Forum
                                                          Financial Group, LLC provides services
 .................................... .................... .................................................................
J. Michael Parish                    Trustee              Partner, Thelen Reid & Priest LLP (law firm) since 1995
  Born:  November 9, 1943                                 Partner, Winthrop Stimson Putnam & Roberts (law firm) 1989 -
  40 West 57th Street                                     1995
  New York, NY 10019                                      Trustee of one other investment company for which Forum
                                                          Financial Group, LLC provides services
 .................................... .................... .................................................................
David I. Goldstein                   Vice President
 .................................... .................... .................................................................
Ronald H. Hirsch                     Treasurer
 .................................... .................... .................................................................
Don L. Evans                         Assistant Secretary
 .................................... .................... .................................................................

                               INVESTMENT ADVISER
SERVICES

Forum Investment Advisors, LLC serves as the investment adviser to the Portfolio pursuant to an investment advisory agreement with Core Trust. Under its agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. Since inception of the Portfolio, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day to day management of the Portfolio. Mr. Fischer has over 25 years of experience in the money market industry.

FEES

The Adviser's fees are calculated as a percentage of the Portfolio's average net assets.

Table 1 in Appendix C shows the dollar amount payable by the Portfolio to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by the Portfolio. This information is for the past three fiscal years.

OTHER

The Advisers' agreement with respect to the Portfolio must be approved at least annually by the Core Trust Board or by majority vote of the interestholders of the Portfolio, and in either case by a majority of the Core Trust Trustees who are not parties to the agreement or interested persons of any such party ("Disinterested Trustees").

The agreement is terminable without penalty by the Core Trust Board with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's interestholders or by a majority vote of the Core Trust Board, or by the Adviser on 90 days' written notice to Core Trust. The agreement terminates immediately upon assignment. Under the agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

                                   DISTRIBUTOR
SERVICES

Forum Fund Services, LLC serves as the distributor (also known as principal underwriter) of the shares of the Fund pursuant to a distribution agreement with the Trust. FFS is located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under its agreement, FFS acts as the representative of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold with sales charges or distribution fees. These financial institutions may otherwise act as FFS's agent, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

FEES

FFS does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

OTHER

FFS's agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of the Fund, and in either case by a majority of the Disinterested Trustees.

FFS's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the agreement, FFS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

DISTRIBUTION PLAN - NEW CLASS SHARE CLASS

In accordance with Rule 12b-1 under the 1940 Act, with respect to the New Class of the Fund, the Trust has adopted a distribution plan (the "Plan") which provides for the payment to FFS of a Rule 12b-1 fee at the annual rate of 0.75% of the average daily net assets of the New Class of the Fund.

The Plan provides that FFS may incur expenses for such activities including: (1) any sales, marketing and other activities primarily intended to result in the sale of New Class shares; and (2) responding to New Class shareholder inquiries regarding the Fund's investment objective, policies and other operational features. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of FFS and various financial institutions or other persons who engage in or support the distribution of New Class shares, or who respond to New Class shareholder inquiries regarding the Fund's operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of New Class shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of New Class shares for sale to the public.

The Plan provides that all written agreements relating to the plan must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plan requires the Trust and FFS to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Board may terminate the Plan at any time, by a majority of the Disinterested Trustees, or by the Fund's New Class shareholders.

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR - THE TRUST

Forum Administrative Services, LLC serves as administrator pursuant to an administration agreement with the Trust. Under its agreement FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.05% of the average daily net assets of the Fund.

Table 2 in Appendix C shows the dollar amount payable by the Fund to FAdS, the amount of fees waived by FAdS, and the actual fee paid by the Fund. This information is for the past three fiscal years.

The agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. Under the agreement, FAdS and certain related parties (such as FAdS' officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS' actions or omissions that are consistent with FAdS's contractual standard of care.

ADMINISTRATOR - CORE TRUST

FAdS also manages all aspects of Core Trust's operations with respect to the Portfolio. With respect to the Portfolio, FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by a majority vote of the outstanding voting securities of the Portfolio and, in either case, by a majority of the Trustees who are not interested persons of any party to the Core Administration Agreement. Under the Core Administration Agreement, FAdS performs similar services to those provided to the Fund.

The Core Administration Agreement provides that FAdS shall not be liable for any action or inaction in the administration of Core Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of FAdS' duties or by reason of reckless disregard of FAdS' and obligations under this agreement. The Core Administration Agreement may be terminated with respect to the Portfolio at any time, without the payment of any penalty: (1) by the Core Trust Board on 60 days' written notice to FAdS; or (2) by FAdS on 60 days' written.

Table 2 in Appendix C shows the dollar amount payable by the Portfolio to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The information is for the past three fiscal years.

FUND ACCOUNTANT - THE TRUST

Forum Accounting Services, LLC serves as fund accountant, pursuant to an accounting agreement with the Trust. Under its agreement, FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

FAcS is currently not paid a fee for services provided to the Fund. A fee may be charged in the future, subject to Board approval.

The agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the agreement, FAcS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. Under the agreement, FAcS and certain related parties (such as FAcS' officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS' actions or omissions that are consistent with FAcS' contractual standard of care.

Under the agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

FUND ACCOUNTANT - CORE TRUST

FAcS performs similar services for the Portfolio pursuant to a Portfolio and Unitholder Accounting Agreement ("Core Accounting Agreement"). The Core
Accounting Agreement shall continue in effect with respect to the Portfolio until terminated; provided, that the Board specifically approves continuance at least annually. The Core Accounting Agreement may be terminated with respect to the Portfolio at any time, without the payment of any penalty: (1) by the Board on 60 days' written notice to FAcS or (2) by FAcS on 60 days' written notice to the Trust. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence.

Table 3 in Appendix C shows the dollar amount payable by the Portfolio to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The information is for the past three fiscal years.

TRANSFER AGENT

Forum Shareholder Services, LLC serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust. Under its agreement, FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives with respect to the Fund an annual fee of $12,000 plus $6,000 for each class above one. FSS also receives a fee of 0.20% of the average daily net assets of New class. Certain shareholder account fees are also charged. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The agreement is terminable without penalty by the Trust or by FSS with respect to the Fund on 60 days' written notice.

Under the agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 4 in Appendix C shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The information is for the past three fiscal years.

SHAREHOLDER SERVICE AGREEMENT

The Trust has adopted a shareholder service agreement ("Shareholder Service Agreement") with respect to New Class Shares of the Fund under which the Trust may pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of New Class Shares. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding New Class Shares.

The Shareholder Service Agreement shall remain in effect for a period of one year from the date of its effectiveness and thereafter shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Disinterested Trustees. Any material amendment to the Shareholder Service Plan must be approved by a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees or FAdS.

FAdS may enter into shareholder servicing agreements with various Shareholder Servicing Agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Trust's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some Shareholder Servicing Agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. These Shareholder Servicing Agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Fund.

Table 5 in Appendix C shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The information is for the past three fiscal years.

CUSTODIAN

As custodian, pursuant to an agreement with Core Trust, Forum Trust, LLC safeguards and controls the Portfolio's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Portfolio in which the Fund invests. The Portfolio also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Portfolio and are paid monthly based on average net assets and transactions for the previous month.


SUBCUSTODIAN

Union Bank of California, N.A. serves as subcustodian of the Portfolio. The Subcustodian is located at 445 South Figueroa Street, 5th Floor, Los Angeles, California 90071.

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036 passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS

__________, 99 High Street, Boston, MA 02110, is the independent auditor of the Fund and the Portfolio. The auditor audits the annual financial statements of the Fund and Portfolio. The auditor also reviews the tax returns and certain regulatory filings of the Fund and Portfolio.

PORTFOLIO TRANSACTIONS

The Fund invests substantially all of its assets in a corresponding Portfolio and not directly in portfolio securities. Therefore, the Fund does not engage in portfolio transactions.

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolio will pay any amounts of brokerage commissions, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that the Portfolio would otherwise be obligated to pay itself. The broker-dealer effecting the transaction effects all transactions for which the Portfolio pays transaction-related compensation at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of interest holders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio. The Adviser monitors the creditworthiness of counterparties to the Portfolio's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with FIA or any of its affiliates.

OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Portfolio are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for the Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

SECURITIES OF REGULAR BROKER-DEALERS

As of August 31, 1999, the Portfolio maintained investments in dealers (or their parent companies) with whom it conducts portfolio transactions. Table 6 of Appendix C provides details of these investments.

PURCHASE AND REDEMPTION INFORMATION

                               GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of the FSS located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

                         ADDITIONAL PURCHASE INFORMATION

The distributor sells shares of the Fund on a continuous basis. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must sign instructions in a manner indicating custodial capacity.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

SIGNATURE GUARANTEES

For requests made in writing, a signature guarantee is required for any of the following:

     o        Sales of over $50,000 worth of shares
     o        Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

LOST ACCOUNTS

FSS will consider your account lost if correspondence to your address of record is returned as undeliverable, unless FSS determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be cancelled.

                        ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus or herein.

A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Portfolio or if the amount to be redeemed is large enough to affect the Portfolio's operations. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectus, under certain circumstances the Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund would be temporarily limited.

TAXATION

The tax information set forth in the prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

The tax year-end of the Fund is August 31 (the same as the Fund's fiscal year end).

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. All investors should consult their own tax adviser as to the federal, state, local and foreign tax provisions applicable to them.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its net investment income (that is, taxable interest and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of long-term capital gain over long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income (that is, net investment income and capital gain net income) for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the distributions will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

                               FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its net investment income for each tax year.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct tax payer identification number; (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

                              FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund, capital gain distributions from the Fund, and amounts retained by the Fund that are designated as undistributed capital gain.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the rules from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund, distributions from the Fund and the applicability of state and local taxes and related matters.

OTHER MATTERS

                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on July 10, 1992. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control a class of a Fund, a Fund or the Trust.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of a Treasury Cash Fund, Government Cash Fund and Cash Fund.

In addition to new class Shares, the Trust offers shares of beneficial interest in an institutional, universal and investor share class of these series. Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

Not all classes or funds of the Trust may be available in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

The Funds are not required to maintain a code of ethics pursuant to Rule 17j-1, as amended, of the 1940 Act (the "Rule"). However, the Portfolios' investment adviser and the Funds' distributor have adopted codes of ethics under the Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios.

The Trust and each Fund will continue indefinitely until terminated.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

                                 FUND OWNERSHIP

As of June 1, 2000, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of the Fund and Class.

Also as of that date, certain shareholders of record owned 5% or more of the Fund. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of the Fund are listed in Table 7 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of the Fund or Class. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of June 1, 2000, the following persons beneficially or of record owned 25% or more of the shares of the Fund or of the Trust and may be deemed to control the Fund or the Trust. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

TREASURY CASH FUND                  NAME AND ADDRESS                           SHARES             % OF CLASS        % OF FUND
Institutional Shares                Union Bank of California
                                    (recordholder)
                                    P.O. Box 85602
                                    San Diego, CA 92186-5602                 27,590,678             79.51              9.44
Investor Shares                     Imperial Bank (recordholder)
                                    9920 S La Cienega Blvd.
                                    Investment Dept - 14th Floor
                                    Inglewood, CA 90301                     243,682,296             94.55             83.33
CASH FUND
Universal Shares                    Coastcast Corporation
                                    3025 East Victoria St
                                    Rancho Dominguez, CA 90221               42,351,954             86.52              2.90
Investor Shares                     Imperial Bank (recordholder)
                                    9920 S La Cienega Blvd.
                                    Investment Dept - 14th Floor
                                    Inglewood, CA 90301                     557,656,897             99.72             38.25

              LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

                              FINANCIAL STATEMENTS

The financial statements of the Fund and its corresponding Portfolio for the year ended August 31, 1999, which are included in the Fund's Annual Report to Shareholders, are incorporated herein by reference. These financial statements are the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

--------------------------------------------------------------------------------

APPENDIX A - DESCRIPTION OF CERTAIN SECURITIES RATINGS

                                 CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r'  symbol is  attached  to the  ratings  of  instruments  with
            significant   noncredit  risks.  "R"  numbers  highlight  risks  to
            principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or
            indexed  to  equities,  currencies,  or  commodities;   obligations
            exposed  to  severe   prepayment   risk-such  as  interest-only  or
            principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+         High credit quality.  Protection factors are strong.  Risk is modest
AA          but may vary slightly from time to time because of economic conditions.

A+,A,       Protection  factors are average but adequate. However, risk factors
A-          are more variable in periods of greater A- economic stress.

FITCH

AAA
            Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
            Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A
            High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                              SHORT - TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1         Issuers  rated  Prime-1  (or  supporting  institutions)  have  a
                superior  ability  for  repayment  of  senior   short-term  debt
                obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                o Leading market positions in well-established  industries.
                o High rates of return on funds employed.
                o Conservative  capitalization structure with moderate reliance on debt and ample asset protection.
                o Broad  margins in earnings coverage of fixed financial charges and high  internal  cash generation.
                o Well-established  access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME       Issuers rated Not Prime do not fall  within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

--------------------------------------------------------------------------------

APPENDIX B - PERFORMANCE DATA

For the seven-day period ended _________________, the annualized yields of each Class of the Fund that were then operating were as follows:

                                        7 DAY          7 DAY EFFECTIVE YIELD          30 DAY          30 DAY EFFECTIVE YIELD
                                        YIELD                                          YIELD
CASH FUND
     Universal Shares                     %                      %                       %                       %
     Institutional Shares                 %                      %                       %                       %
     Investor Shares                      %                      %                       %                       %

For the period ended _________________, the total return of each Class of the Fund that were then operating were as follows:

                                                 CALENDAR                                                    SINCE
                              ONE      THREE      YEAR TO       ONE         THREE       FIVE              INCEPTION
                             MONTH     MONTHS       DATE        YEAR        YEARS*      YEARS*       CUMULATIVE ANNUALIZED
CASH FUND
     Universal Shares           %         %           %           %            %            %           %             %
     (Inception 12/1/92)
     Institutional Shares       %         %           %           %            %            %           %             %
     (Inception 7/15/93)
     Investor Shares            %         %           %           %            %                        %             %
     (Inception. 6/16/95)
* Annualized return.

--------------------------------------------------------------------------------

APPENDIX C - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

Prior to January 1, 1998, the Portfolio paid advisory fees to Linden Asset Management, Inc., the Portfolio's prior investment adviser. The fees payable by the Portfolio under the Investment Advisory Agreement were:

                                            CONTRACTUAL                       FEE                          FEE
CASH PORTFOLIO                                  FEE                          WAIVED                       PAID
  Year ended August 31, 1999                  $266,660
   Year ended August 31, 1998                 $122,199
   Period ended January 1, 1998                $36,516
   Year ended August 31, 1997                  $72,872

TABLE 2 - ADMINISTRATION FEES

The fees payable by the Fund under the Administration Agreement were:

                                            CONTRACTUAL                       FEE                          FEE
CASH FUND                                       FEE                          WAIVED                       PAID
YEAR ENDED
  August 31, 1999                             $349,221                         $12,269                     $336,952
   August 31, 1998                            $203,477                         $25,795                     $177,682
   August 31, 1997                             $89,942                          $2,893                      $87,049

The fees payable by the Portfolio under the Core Administrative Agreement were:

                                              CONTRACTUAL                     FEE                             FEE
CASH PORTFOLIO                                    FEE                        WAIVED                          PAID
YEAR ENDED
   August 31, 1999                            $385,799                              $0                     $385,799
   August 31, 1998                            $203,628                              $0                     $203,628
   August 31, 1997                             $92,652                          $7,621                      $85,031

TABLE 3 - FUND ACCOUNTING FEES

The fees payable by the Portfolio under the Accounting Agreement were:

                                               CONTRACTUAL                      FEE                           FEE
CASH PORTFOLIO                                     FEE                        WAIVED                          PAID
YEAR ENDED
   August 31, 1999                               $49,500                             $0                       $49,500
   August 31, 1998                               $48,000                             $0                       $48,000
   August 31, 1997                               $48,000                             $0                       $48,000

TABLE 4 - TRANSFER AGENT FEES

The fees payable by the Fund under the Transfer Agency Agreement were:

                                              CONTRACTUAL                     FEE                           FEE
CASH FUND                                         FEE                       WAIVED                          PAID
YEAR ENDED
   August 31, 1999
       Universal Shares                        $40,499                         $12,269                        $28,230
       Institutional Shares                   $803,870                              $0                       $803,870
       Investor Shares                        $488,963                              $0                       $488,963

                                      C-1

YEAR ENDED
   August 31, 1998
       Universal Shares                        $34,429                         $31,621                         $2,808
       Institutional Shares                   $441,229                              $0                       $441,229
       Investor Shares                        $289,208                              $0                       $289,208
YEAR ENDED
  August 31, 1997
       Universal Shares                        $11,015                          $7,247                         $3,768
       Institutional Shares                   $123,240                              $7                       $123,233
       Investor Shares                        $244,861                              $0                       $244,861

TABLE 5 - SHAREHOLDER SERVICE FEES

The fees payable by the Fund under the Shareholder Services Agreement were:

                                              CONTRACTUAL                       FEE                            FEE
INSTITUTIONAL SHARES                              FEE                          WAIVED                         PAID
YEAR ENDED
   August 31, 1999                             $791,359                        $114,258                      $677,101
   August 31, 1998                             $396,602                         $78,293                      $318,309
   August 31, 1997                              $85,650                         $29,315                       $56,335

                                               CONTRACTUAL                       FEE                           FEE
INVESTOR SHARES                                    FEE                         WAIVED                          PAID
YEAR ENDED
   August 31, 1999                              $479,276                        $32,940                       $446,336
   August 31, 1998                              $256,286                        $43,447                       $212,839
   August 31, 1997                              $175,845                        $10,704                       $165,141

TABLE 6 - PORTFOLIO HOLDINGS IN BROKER/DEALERS

CASH PORTFOLIO                                                             VALUE
Goldman Sachs & Co.                                                  $39,984,000

TABLE 7 - 5% SHAREHOLDERS

As of June 1, 2000, the shareholders listed below owned of record 5% or more of the outstanding shares of each class of shares of the Fund. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

As of the same date, no shareholder beneficially owned more than 25% of the outstanding shares of the Trust as a whole.

CASH FUND                        NAME AND ADDRESS                                   SHARES       % OF CLASS       % OF FUND

Universal Shares                 Coastcast Corporation                          42,351,954            86.52            2.90
                                 3025 East Victoria Street
                                 Rancho Dominguez, CA 90221
                                 Imperial Securities Corp.                       6,143,705            12.55            0.42
                                 9920 S La Cienega Blvd
                                 Inglewood, CA 90301
Institutional Shares             Cobalt Microserver, Inc.                      139,154,641            16.38            9.54
                                 555 Ellis Street
                                 Mountain View, CA 94043
                                 E-Stamp Corporation                           125,695,707            14.79            8.62
                                 2855 Campus Drive
                                 San Mateo, CA 94403-2510
                                 Telocity Inc                                   65,048,859             7.65            4.46
                                 992 S. De Anza Blvd.
                                 San Jose, CA 95129
                                 Union Bank of California (recordholder)        51,528,121             6.06            3.53
                                 P.O. Box 58602
                                 San Diego, CA 92186-5602
                                 Mother Nature.com, Inc.                        45,500,000             5.35            3.12
                                 One Concord Farms
                                 490 Virginia Road
                                 Concord, MA 01742
                                 Egroups Inc.                                   42,522,376             5.00            2.92
                                 350 Brannan Street
                                 San Francisco, CA 94107
Investor Shares                  Imperial Bank (recordholder)                  557,656,898            99.72           38.25
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)      Trust Instrument of Registrant dated July 10, 1992 (see Note 1).

(b)      By-Laws of Registrant dated July 10, 1992, as amended May 12, 1995 (see
         Note 1).

(c)      None.

(d)      None.


(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of January 1, 1999, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see Note 2).


(f)      None.


(g) (1) Custodian Agreement between Registrant and Union Bank of California, N.A., dated May 7, 1999 (see Note 3).

     (2) Form of Custodial Services Agreement between Registrant and Forum Trust, LLC (filed herewith).


(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated as of December 1, 1997, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see Note 1).


     (2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC dated as of October 29, 1998, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see Note 2).


     (3) Shareholder   Service   Agreement   between   Registrant    and   Forum
         Administrative Services, LLC, as amended June 1, 1998, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see Note 2).


     (4) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of December 1, 1997, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see Note 1).

(i)  (1) Opinion and Consent of Kirkpatrick & Lockhart LLP (see Note 3).

(j)      Not applicable.


(k)      None.

(l)      Investment Representation letter (see Note 1).


(m)      Investor Class Distribution Plan dated July 12, 1993  (see Note 1).


(n) Multiclass (Rule 18f-3) Plan dated May 12, 1995, as amended January 22, 1996 (see Note 1).

(p)      Not required.

Other Exhibits:

(1) Powers of Attorney, Maurice J. DeWald, Jack J. Singer, John Y. Keffer and Rudolph I. Estrada, Trustees of Registrant (see Note 1).

(2) Powers of Attorney, John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Core Trust (Delaware) (see Note 1).

Notes:

(1)      Exhibit incorporated  by reference as filed in Post-Effective Amendment
         No.  15  via   EDGAR   on   December   19,   1997,   accession   number
         0001004402-97-000264.

(2)      Exhibit incorporated  by reference as filed in Post-Effective Amendment
         No.  17   via   EDGAR  on   November   30,   1998,   accession   number
         0001004402-98-000616.


(3)      Exhibit  incorporated by reference as filed in Post-Effective Amendment
         No.  20   via   EDGAR  on   December   30,   1999,   accession   number
         0001004402-99-000485.


                                    Part C-1

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Due to the ownership interest of Cash Fund, Government Cash Fund and Treasury Cash Fund of Cash Portfolio, Government Cash Portfolio and Treasury Cash Portfolio of Core Trust (Delaware), the Funds may be deemed to control those portfolios.

ITEM 25.  INDEMNIFICATION

         The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section
         10.02 of the Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

         The Registrant's Distribution Agreement provides that the Registrant's principal underwriter is protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the Administration Agreement, Transfer Agency Agreement and Fund Accounting Agreement. The Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under Section 8 of the Distribution Agreement between the Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to the Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under Section 8 of the Distribution
         Agreement.   The  Registrant's   transfer  agent  and  certain  related
         individuals are also provided with indemnification against various liabilities and expenses under Section 10 of the Transfer Agency Agreement between the Registrant and the transfer agent; provided, however, that in no event shall the transfer agent or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

         The preceding paragraph is modified in its entirety by the provisions of Section 8 of the Distribution Agreement, Section 3 of the Administration Agreement, Section 10 of the Transfer Agency Agreement and Section 3 of the Fund Accounting Agreement of the Registrant filed as Exhibits 6, 9(a), 9(b) and 9(d), respectively, to Registrant's Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         The description of Forum Investment Advisors, LLC (investment adviser to each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio of Core Trust (Delaware)) under the caption "Management" in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.


         The following is the  member  of Forum  Investment  Advisors,  LLC, Two
         Portland  Square,  Portland,  Maine   04101,  including  it's  business
         connections, which are of a substantial nature.

         Forum Trust, LLC

                                    Part C-2

         Forum Trust, LLC is controlled by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is a Director and President of Forum Trust, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections, which are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of Companies provides services.

         Name                                 Title                               Business Connection

         .................................... ................................... ..................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              General Counsel                     Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         John F. Burns                        Director                            Forum Investment Advisors, LLC
                                              ................................... ..................................
         .................................... ................................... ..................................
         Marc Keffer                          Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Corporate Counsel                   Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies


ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,   Registrant's   underwriter   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         The Cutler Trust                        Monarch Funds
         Memorial Funds                          Sound Shore Fund, Inc.
         Forum Funds                             TrueCrossing Funds


(b) The following officers of Forum Fund Services, LLC, Registrant's underwriter, hold the following positions with registrant. Their business address is Two Portland Square, Portland, Maine 04101.



         Name                                Position with Underwriter             Position with Registrant

         .............................. ..................................... ....................................
         .............................. ..................................... ....................................
         John Y. Keffer                              President                        Chairman, President
         .............................. ..................................... ....................................
         .............................. ..................................... ....................................
         David I Goldstein                           Secretary                          Vice President
         .............................. ..................................... ....................................
         .............................. ..................................... ....................................
         Ronald H. Hirsch                            Treasurer                             Treasurer


(c)      Not Applicable.


                                    Part C-3

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC, Forum Accounting Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in Item 26 hereof.


ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                    Part C-4

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on May 2, 2000.


                                  Monarch Funds

                                                   By:    /s/ John Y. Keffer

                                                       John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on May 2, 2000


(a)      Principal Executive Officer

         /s/ John Y. Keffer

         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer


         /s/ Ronald H. Hirsch

         Ronald H. Hirsch, Treasurer


(c)      A majority of the Trustees

         /s/ John Y. Keffer

         John Y. Keffer, Trustee

         Rudolph I. Estrada, Trustee
         Maurice J. DeWald, Trustee
         Jack J. Singer, Trustee

         By:/s/ John Y. Keffer
            ------------------
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Monarch Funds to be signed in the City of Portland, State of Maine on May 2, 2000.


                                                    Core Trust (Delaware)

                                                    By:    /s/ John Y. Keffer

                                                       John Y. Keffer, President


On behalf of Core Trust (Delaware), this amendment to the Registration Statement of Monarch Funds has been signed below by the following persons in the capacities indicated on May 2, 2000.


(a)      Principal Executive Officer

         /s/ John Y. Keffer

         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer


         /s/ Ronald H. Hirsch

         Ronald H. Hirsch, Treasurer


(c)      A majority of the Trustees

         /s/ John Y. Keffer

         John Y. Keffer, Chairman

         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee

         By: /s/ John Y. Keffer
            -------------------
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                                Index to Exhibits


(g)(2) Form of Custodial Services Agreement between Registrant and Forum Trust, LLC